Significant Accounting Policies (Details) - Schedule of class A ordinary shares subject to possible redemption - Moringa Acquisition Corp [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Gross proceeds	$ 115,000,000
Less:
Portion of offering costs attributable to Class A shares subject to possible redemption	(2,551,880)
Plus:
Accretion to redemption value	2,551,880
Class A ordinary shares subject to possible redemption	$ 115,000,000